Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Current income tax (benefit) expense
Federal	$ (22,007)
State
Total current income tax benefit	(22,007)
Deferred tax (benefit) expense:
Federal	(1,467,862)			(2,840,051)
State	(325,795)			(630,356)
Valuation allowance	(571,975)
Total deferred income tax (benefit) expense	(2,365,632)	$ (770,385)	$ (1,201,279)	(3,470,407)
Total income tax (benefit) expense	$ (2,387,639)	$ (770,385)	$ (1,201,279)	$ (3,470,407)